Stock-Based Compensation (Details) - Schedule of Equity-Classified Warrants - Warrant [Member] - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Common Stock [Member]
Schedule of Equity-Classified Warrants [Line Items]
Number of Warrant Shares, Balance	3,880,000	3,560,000
Weighted Average Exercise Price, Balance	$ 0.01	$ 0.01
Number of Warrant Shares, Granted		320,000
Weighted Average Exercise Price, Granted		$ 0.01
Number of Warrant Shares, Exercised
Weighted Average Exercise Price, Exercised
Number of Warrant Shares, Forfeited or cancelled
Weighted Average Exercise Price, Forfeited or cancelled
Number of Warrant Shares, Balance	3,880,000	3,880,000
Weighted Average Exercise Price, Balance	$ 0.01	$ 0.01
Preferred Stock [Member]
Schedule of Equity-Classified Warrants [Line Items]
Number of Warrant Shares, Balance
Weighted Average Exercise Price, Balance
Number of Warrant Shares, Granted	3,700,000
Weighted Average Exercise Price, Granted	$ 1.78
Number of Warrant Shares, Exercised
Weighted Average Exercise Price, Exercised
Number of Warrant Shares, Forfeited or cancelled	(2,500,000)
Weighted Average Exercise Price, Forfeited or cancelled	$ (2)
Number of Warrant Shares, Balance	1,200,000
Weighted Average Exercise Price, Balance	$ 1.34